Selected Statements of Operations Data (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Number of reportable segments	1
Concentration Risk, Percentage	96.00%	96.00%	98.00%